SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("US GAAP").

(b)	Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and its VIEs' subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

(c)	Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes, including allowance for doubtful accounts, the useful lives of property and equipment and intangible assets, impairment of long-term investments, impairment of goodwill, impairment of long-lived assets, stock-based compensation, purchase price allocation for business acquisition and valuation allowance for deferred tax assets. Actual results could differ from those estimates.

(d)	Significant risks and uncertainties

The Group participates in a dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group's future financial position, results of operations, or cash flows: the Group's limited operating history; advances and trends in new technologies and industry standards; competition from other competitors; regulatory or other PRC related factors; risks associated with the Group's ability to attract and retain employees necessary to support its growth; risks associated with the Group's growth strategies; and general risks associated with the advertising industry.

(e)	Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

(f)	Fair value of financial instruments

The Group did not have any financial assets and liabilities or nonfinancial assets and liabilities that are measured at fair value on recurring basis as of December 31, 2010 and 2011.

The Group's financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities based on level 3 inputs in connection with business combinations.

The Group's financial instruments include cash, restricted cash, accounts receivable, accounts payable, amounts due to related parties, and amounts due from related parties, the carrying amounts of which approximate their fair values due to their short-term maturity.

The fair value of the long-term investments is not disclosed because it is not readily determinable.

(g)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid deposits which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

(h)	Restricted cash

Restricted cash represents the bank deposits in escrow accounts as the performance security for certain concession right agreements.

(i)	Property and equipment, net

Property and equipment, net, are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Digital display network equipment	5 years
Gas station display network equipment	5 years
Furniture and fixture	5 years
Computer and office equipment	3-5 years
Vehicle	5 years
Software	5 years
Property	50 years
Leasehold improvement	Shorter of the term of the lease or the estimated useful lives of the assets

(j)	Impairment of long-lived assets and intangible assets with definite life

The Group evaluates the recoverability of its long-lived assets, including intangible assets with definite life, whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of carrying amount over the fair value of the assets.

The Group performs its annual impairment tests on December 31 of each year.

(k)	Impairment of goodwill

The Group annually, or more frequently if the Group believes indicators of impairment exist, reviews the carrying value of goodwill to determine whether impairment may exist.

Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit's goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The Group has four reporting units: the advertising media in air travel areas, the advertising media in gas station, the outdoor advertising media and the fire station advertising media. The Group performs its annual impairment tests on December 31 of each year.

(l)	Equity method investments

Investee companies over which the Company has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee's Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

(m)	Cost method investment

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee's earnings. The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment's cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

(n)	Business combinations

Business combinations are recorded using the acquisition method of accounting. For acquisitions that occurred after January 1, 2009, the assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. For acquisitions that occurred before January 1, 2009, any non-controlling interest was reflected at historical cost. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition. For shares issued in a business combination, the Group has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration, the payment of which depends on the achievement of certain specified conditions post-acquisition, from January 1, 2009 the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings. For periods prior to January 1, 2009 contingent consideration was not recorded until the contingency was resolved.

(o)	Acquired intangible assets

Acquired intangible assets with finite lives are carried at cost less accumulated amortization. Customer relationship intangible asset is amortized using the estimated attrition pattern of the acquired customers. Amortization of other finite-lived intangible assets is computed using the straight-line method over the following estimated economic lives:

TV program license	20 years
Audio-vision programming & broadcasting qualification	19.5 years
Customer relationships	3-3.4 years
Contract backlog	1.2-3 years
Concession agreements	3.8-10 years
Non-compete agreements	4.4 years

(p)	Revenue recognition

The Group's revenues are derived from selling advertising time slots on the Group's advertising networks, primarily air travel advertising network. For the years ended December 31, 2009, 2010 and 2011, the advertising revenues were generated from digital frames in airports, digital TV screens in airports, digital TV screens on airlines, traditional media in airports, gas station media network and other media.

The Group typically signs standard contracts with its advertising customers, who require the Group to run the advertiser's advertisements on the Group's network in specified locations for a period of time. The Group recognizes advertising revenues ratably over the performance period for which the advertisements are displayed, so long as collection of the fees remains probable.

The Group also wholesales the advertising platforms such as scrolling light boxes and billboards in the gas stations located in some major cities, except Beijing, Shanghai and Shenzhen, to advertising agents, and signs fixed fee contracts with the agents for a specified period. The revenue is recognized on a straight-line basis over the specified period.

Deferred revenue

Prepayments from customers for advertising service are deferred and recognized as revenue when the advertising services are rendered.

Non-monetary exchanges

The Group occasionally exchanges advertising time slots and locations with other entities for assets or services, such as equipment and other assets. The amount of assets and revenue recognized is based on the fair value of the advertising provided or the fair value of the transferred assets, whichever is more readily determinable. The amounts of revenues recognized for nonmonetary transactions were $739, $1,244 and $2,823 for the years ended December 31, 2009, 2010 and 2011, respectively. No direct costs are attributable to the revenues.

(q)	Business tax and other sale related taxes

The Group's PRC subsidiaries, VIEs and VIEs' subsidiaries are subject to business tax and other sale related taxes at the rate of 8.5% on total revenues after deduction of certain costs of revenues permitted by the PRC tax laws. Business tax is recorded as a deduction to revenue when incurred.

(r)	Concession fees

The Group enters concession right agreements with vendors such as airports, airlines and a petroleum company, under which the Group obtains the right to use the spaces or equipment of the vendors to display the advertisements. The concession right agreements are treated as operating lease arrangements.

Fees under concession right agreements are usually due every three, six or twelve months. Payments made are recorded as current assets and current liabilities according to the respective payment terms. Most of the concession fees with airports and airlines are fixed with escalation, which means fixed increase over each year of the agreements. The total concession fee under the concession right agreements with airports and airlines is charged to the consolidated statements of operations on a straight-line basis over the agreement periods, which is generally between three and five years.

The fee structure of the concession right agreement with the petroleum company is based on the actual number of developed gas stations and associated standard annual concession fee for each developed gas station. Each gas station has its specific lease term starting from the time when it is actually put into operation. The calculation of rental payments is based on how many months the gas stations are actually put into operation during the year and the standard annual concession fee determined based on the location of the gas station. Accordingly, each gas station is treated as a separate lease and rental payments are recognized on a straight-line basis over its lease term. The amount of annual concession fee to-be-paid is determined by an actual incurred concession fee or a fixed minimum payment.

(s)	Agency fees

The Group pays fees to advertising agencies based on certain percentage of revenues made through the advertising agencies upon receipt of payment from advertisers. The agency fees are charged to cost of revenues in the consolidated statements of operations ratably over the period in which the advertising is displayed. Prepaid and accrued agency fees are recorded as current assets and current liabilities according to relative timing of payments made and advertising service provided.

(t)	Other operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating lease. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

(u)	Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $1,142, $558 and $288 for the years ended December 31, 2009, 2010 and 2011, respectively, and have been included as part of selling and marketing expenses.

(v)	Payment by depositary

The depositary of the Company's American Depositary Shares ("ADS") has agreed to reimburse the Group for certain qualified expenses incurred. There are limits on the amount to be reimbursed to the Group, but the amount of reimbursement available to the Group is not necessarily tied to the amount of fees the depositary collects from investors. The Group recognizes the reimbursable amounts in other income on the consolidated statements of operations on a straight-line basis over the contract term with the depositary. The Group has recorded $539, $539 and $539 in other income for the years ended December 31, 2009, 2010 and 2011, respectively.

(w)	Foreign currency translation

The functional and reporting currency of the Company and the Company's subsidiaries domiciled in BVI and Hong Kong are the United States dollar ("U.S. dollar"). The financial records of the Company's other subsidiaries, VIEs and VIEs' subsidiaries located in the PRC are maintained in their local currency, the Renminbi ("RMB"), which are the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group's entities with functional currency of RMB translate their operating results and financial position into the U.S. dollar, the Company's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Retained earnings and equity are translated using the historical rate. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

(x)	Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, the Group classifies the interest and penalties, if any, as a component of the income tax position.

(y)	Share based payments

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation expenses over the requisite service periods based on a straight-line method, with a corresponding impact reflected in additional paid-in capital.

(z)	Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments. Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances except for transactions resulting from investments by shareholders and distributions to shareholders.

(aa)	Allowance of doubtful accounts

The Group conducts credit evaluations of clients and generally do not require collateral or other security from clients. The Group establishes an allowance for doubtful accounts based upon estimates, historical experience and other factors surrounding the credit risk of specific clients and utilizes both specific identification and a general reserve to calculate allowance for doubtful accounts. The amount of receivables ultimately not collected by the Group has generally been consistent with expectations and the allowance established for doubtful accounts. If the frequency and amount of customer defaults change due to the clients' financial condition or general economic conditions, the allowance for uncollectible accounts may require adjustment. As a result, the Group continuously monitors outstanding receivables and adjusts allowances for accounts where collection may be in doubt.

(bb)	Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and accounts receivable. The Group places their cash with financial institutions with high-credit rating and quality.

The Group conducts credit evaluations of customers and generally do not require collateral or other security from their customers. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors relevant to determining the credit risk of specific customers. The amount of receivables ultimately not collected by the Group has generally been consistent with management's expectations and the allowance established for doubtful accounts.

There was no customer, which accounted for 10% or more of total revenues, for each of the years ended December 31, 2009, 2010 and 2011, respectively and there was no customer accounting for 10% or more of accounts receivable as of December 31, 2010 and 2011, respectively.

(cc)	Net loss per share

Basic net loss per share are computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted net loss reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares (common stock options and warrants and their equivalents using the treasury stock method) were exercised or converted into ordinary shares. Potential common shares in the diluted net loss per share computation are excluded in periods of losses from continuing operations, as their effect would be antidilutive.

(dd)	Government subsidies

The Group primarily receives tax refund and development supporting bonus from tax bureau and local government without any condition or restriction. The government subsidies are recorded in other income on the consolidated statements of operations in the period in which the amounts of such subsidies are received. The recognized government subsidies as other income are $220, $256 and $268 for the years ended December 31, 2009, 2010 and 2011, respectively.

(ee)	Recently issued accounting pronouncements

In May 2011, the Financial Accounting Standards Board (the "FASB") issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

	•	Highest-and-best-use and valuation-premise concepts for nonfinancial assets-the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

	•	Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk-the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

	•	Premiums or discounts in fair value measure-the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

	•	Fair value of an instrument classified in a reporting entity's stockholders' equity-the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.

	•	Disclosures about fair value measurements-the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)	For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011. Early application is not permitted. The Group will adopt this pronouncement effective January 1, 2012, which will not have a significant impact on its consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Group will adopt this pronouncement effective January 1, 2012, which will not have a significant impact on its consolidated financial statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity's financial statements for the most recent annual or interim period have not yet been issued. The Group will adopt this pronouncement effective January 1, 2012, which will not have a significant impact on its consolidated financial statements.

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group is in the process of evaluating the effect of adoption of this guidance on its consolidated financial statements.